Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans to principal officers, directors, and their affiliates
Beginning balance	$ 829	$ 1,081
New loans	44	115
Effect of changes in composition of related parties	0	(73)
Repayments	(385)	(294)
Ending balance	$ 488	$ 829